Share-based compensation - Summary of Restricted Stock Units Granted Under The Plan (Detail) - Restricted Share Unit [Member]	12 Months Ended
	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares $ / shares
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSU, Beginning balance | shares	2,583,000	0
Number of RSU, RSU granted due to migration | shares		2,343,000
Number of RSU, RSU granted (ordinary grants) | shares	1,619,000	276,000
Number of RSU, Forfeit during the year | shares	(576,000)	(36,000)
Number of RSU, Settled | shares	(625,000)
Number of RSU, Ending balance | shares	3,001,000	2,583,000
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares	$ 1.37	$ 1.37
Weighted Average Grant Date Fair Value, RSU granted due to migration | $ / shares		1.57
Weighted Average Grant Date Fair Value, RSU granted (ordinary grants) | $ / shares	13.88	1.27
Weighted Average Grant Date Fair Value, Forfeit during the year | $ / shares	3.34	0.65
Weighted Average Grant Date Fair Value, Settled | $ / shares	1.57
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 7.70	$ 1.37
Loja Integrada Share Based Compensation Plan [Member]
Disclosure Of Other Equity Instruments Granted Activity Share Based Payment Arrangement [Line Items]
Number of RSU, Beginning balance | shares	0
Number of RSU, RSU granted (ordinary grants) | shares	94,900
Number of RSU, Settled | shares	(11,870)
Number of RSU, Ending balance | shares	83,030.00	0
Weighted Average Grant Date Fair Value, Beginning balance | $ / shares	$ 0
Weighted Average Grant Date Fair Value, RSU granted (ordinary grants) | $ / shares	11.22
Weighted Average Grant Date Fair Value, Settled | $ / shares	11.22
Weighted Average Grant Date Fair Value, Ending balance | $ / shares	$ 11.22	$ 0